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_________________________________________________________________

STEPHEN T. COHEN

stephen.cohen@dechert.com
+1 202 261 3304  Direct
+1 202 261 3024  Fax

November 2, 2021
VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Aspiration Funds
Preliminary Proxy Statement on Schedule 14A
Ladies and Gentlemen:
Aspiration Funds, a statutory trust organized under the laws of the State of Delaware (the “Trust”), has filed with the U.S. Securities and Exchange Commission a preliminary proxy statement and related materials on Schedule 14A pursuant to the rules and regulations of the Securities Exchange Act of 1934, as amended, for a special meeting of shareholders of the Aspiration Redwood Fund (the “Fund”), a series of the Trust (the “Meeting”).
At the Meeting, shareholders will be asked to approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Aspiration Fund Adviser, LLC.

If you have any questions, please feel free to contact the undersigned by telephone at (202) 261-3304 (or by email at stephen.cohen@dechert.com).  Thank you for your cooperation and attention to this matter.

Very truly yours,
/s/ Stephen T. Cohen Stephen T. Cohen